Pension and Other Postretirement Benefits (Funded Status and Amounts Recognized on the Consolidated Balance Sheets) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Amounts recognized on the Consolidated Balance Sheets
Noncurrent liabilities	$ (1,327,000,000)	$ (1,847,000,000)
Amounts recognized in accumulated other comprehensive income (loss) on the Consolidated Balance Sheets
Accumulated benefit obligation for all defined pension plans	4,950,000,000	5,430,000,000
Information for pension plans with accumulated benefit obligation in excess of plan assets
Projected benefit obligation	4,890,000,000	5,354,000,000
Accumulated benefit obligation	4,814,000,000	5,273,000,000
Fair value of plan assets	4,036,000,000	4,060,000,000
Pension Benefits [Member]
Amounts Recognized On Consolidated Balance Sheets [Line Items]
Funded status at end of year	(838,000,000)	(1,277,000,000)
Amounts recognized on the Consolidated Balance Sheets
Other assets	17,000,000	17,000,000
Current liabilities	(50,000,000)	(51,000,000)
Noncurrent liabilities	(805,000,000)	(1,243,000,000)
Net amounts recognized	(838,000,000)	(1,277,000,000)
Amounts recognized in accumulated other comprehensive income (loss) on the Consolidated Balance Sheets
Net actuarial (loss) gain	(1,533,000,000)	(1,834,000,000)
Net prior service (cost) credit	(11,000,000)	(14,000,000)
Share of equity investee	0	(1,000,000)
Net amount recognized in accumulated other comprehensive income (loss) before tax	(1,544,000,000)	(1,849,000,000)
Deferred income taxes	612,000,000	731,000,000
Net amount recognized in accumulated other comprehensive income (loss)	(932,000,000)	(1,118,000,000)
Pension Benefits [Member] | Qualified Plans [Member]
Amounts Recognized On Consolidated Balance Sheets [Line Items]
Funded status at end of year	(203,000,000)	(582,000,000)
Postretirement Benefits [Member]
Amounts Recognized On Consolidated Balance Sheets [Line Items]
Funded status at end of year	(584,000,000)	(671,000,000)
Amounts recognized on the Consolidated Balance Sheets
Other assets	0	0
Current liabilities	(62,000,000)	(67,000,000)
Noncurrent liabilities	(522,000,000)	(604,000,000)
Net amounts recognized	(584,000,000)	(671,000,000)
Amounts recognized in accumulated other comprehensive income (loss) on the Consolidated Balance Sheets
Net actuarial (loss) gain	248,000,000	213,000,000
Net prior service (cost) credit	1,000,000	2,000,000
Share of equity investee	0	0
Net amount recognized in accumulated other comprehensive income (loss) before tax	249,000,000	215,000,000
Deferred income taxes	(46,000,000)	(33,000,000)
Net amount recognized in accumulated other comprehensive income (loss)	$ 203,000,000	$ 182,000,000